Parent company financial statement - Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Cost of revenue	¥ (728,586)	¥ (580,260)		¥ (613,780)
Gross loss	647,204	447,113		409,015
Operating loss	612,776	455,121		381,651
Net finance expenses	(1,151)	(3,435)
Profit/(loss) before tax	647,465	467,723		398,247
Loss	238,773	370,004	¥ 312,592	312,592
Items that will not be reclassified to profit or loss
Total comprehensive loss	232,525	372,330	¥ 315,902	315,902
Parent [Member]
Disclosure of transactions between related parties [line items]
Cost of revenue	0	0		0
Gross loss	0	0		0
Administrative expenses	(5,057)	(10,060)		(8,176)
Operating loss	(5,057)	(10,060)		(8,176)
Net finance expenses	0	0		0
Profit/(loss) before tax	(5,057)	(10,060)		(8,176)
Loss	(5,057)	(10,060)		(8,176)
Items that will not be reclassified to profit or loss
Exchange differences on transaction of financial statements of the Company	(7,818)	2,966		4,086
Total comprehensive loss	¥ (12,875)	¥ (7,094)		¥ (4,090)